Loss Per Share	12 Months Ended
Sep. 30, 2025
Loss Per Share [Abstract]
LOSS PER SHARE

13. Loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 for the year ended September 30, 2023, 2024 and 2025 as follows:

				(Successor)	(Predecessor)
	For the year ended September 30, 2025		For the year ended September 30, 2024	From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022
	HK$	US$	HK$	HK$	HK$
Numerator:
Net loss attributable to ordinary shareholders of Alpha Technology Group Limited	(70,409,731)	(9,049,044)	(5,487,765)	(6,830,973)	(156,387)
Denominator:
Weighted average number of ordinary shares
— Basic	16,462,500	16,462,500	15,262,500	13,250,000	20,000
— Diluted	16,432,830	16,432,830	14,933,987	1,169,808	—
Net loss per share attributable to ordinary shareholders
— Basic	(4)	*	—	(1)	(8)
— Diluted	(4)	*	—	(6)	—

*	The balance represents an amount less than US$1.